Investments	6 Months Ended
Jun. 30, 2026
Investments [Abstract]
INVESTMENTS

NOTE 7 – INVESTMENTS

As of June 30, 2026 and December 31, 2025, the Company had short-term investment of €34,557 and €34,557, comprised of a short-term commercial deposit of €26,557 and €26,557 with an assembling vendor and a short-term commercial deposit with a sales company of €8,000 and €8,000, respectively. During the six months ended June 30, 2026 and 2025, the Company recognized interest income of €0 and €3,457 from the investments, respectively.